COMMITMENTS AND CONTINGENCIES	12 Months Ended
Aug. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20.     COMMITMENTS AND CONTINGENCIES

Lease obligations

The Group leases certain schools and office premises under non-cancelable operating leases. The term of each lease agreement vary and may contain renewal options. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the lease. Rental expenses under operating leases for the years ended August 31, 2017, 2018 and 2019 were RMB 20,195, RMB 28,134 and RMB 103,525, respectively.

Future rental commitments under non-cancelable operating leases as of August 31, 2019 were as follows:

RMB
Year ending August 31:
2020	194,285
2021	185,839
2022	179,723
2023	158,329
2024	158,339
Thereafter	2,030,659
2,907,174

Capital commitment

As of August 31, 2019, future minimum capital commitments under non-cancelable construction contracts were as follows:

RMB
Capital commitment for construction of schools	63,967